(Loss)/earnings per share (Tables)	12 Months Ended
Jun. 30, 2018
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	2018	2017	2016
Class A ordinary shares (thousands)	40,195	40,025	39,890
Class B ordinary shares (thousands)	124,000	124,000	124,000

	164,195	164,025	163,890

(Loss)/profit attributable to owners of the parent (£'000)	(37,270)	39,177	36,371
Basic (loss)/earnings per share (pence)	(22.70)	23.88	22.19

	2018	2017	2016
Class A ordinary shares (thousands)	40,195	40,025	39,890
Adjustment for assumed conversion into Class A ordinary shares (thousands)	415	468	429
Class B ordinary shares (thousands)	124,000	124,000	124,000

	164,610	164,493	164,319

(Loss)/profit attributable to owners of the parent (£'000)	(37,270)	39,177	36,371
Diluted (loss)/earnings per share (pence)(1)	(22.70)	23.82	22.13

(1)

For the year ended 30 June 2018, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2017 and 2016, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.